Condensed Consolidated Statements of Changes in Equity (USD $) In Millions	Total	Share Capital [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interests [Member]	Redeemable Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2012							$ 7
Beginning balance at Dec. 31, 2012	4,825	2,565	577	1,693	(911)	901
Net income (loss), excluding redeemable non controlling interests	769			617		152
Net income, redeemable non controlling interests							5
Other comprehensive income (loss), net of tax	(247)				(231)	(16)
Dividend paid	(363)			(363)			(2)
Increase in noncontrolling interest due to change in ownership	29		(43)			72
Increase in the reserve for share-based payment	34			34
Other changes	(15)			(32)		17
-Cancellation of Fiat Industrial S.p.A. share capital and issuance of CNH Industrial N.V. share capital		(2,541)	2,541
-Purchase of ownership interests in CNH Global N.V. from non-controlling interests	(128)	1	1,180		(128)	(1,053)
Ending balance at Sep. 30, 2013							10
Ending balance at Sep. 30, 2013	5,032	25	4,255	1,949	(1,270)	73
Beginning balance at Dec. 31, 2013	12						12
Beginning balance at Dec. 31, 2013	4,955	25	4,283	1,966	(1,373)	54
Net income (loss), excluding redeemable non controlling interests	614			627		(13)
Net income, redeemable non controlling interests							7
Other comprehensive income (loss), net of tax	40				43	(3)
Capital increase	15		15
Dividend paid	(376)			(375)		(1)	(5)
Increase in the reserve for share-based payment	24		24
Other changes	(6)			(9)		3
Ending balance at Sep. 30, 2014	14						14
Ending balance at Sep. 30, 2014	$ 5,266	$ 25	$ 4,322	$ 2,209	$ (1,330)	$ 40